Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

(13) ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Activity in accumulated other comprehensive income (loss) is as follows:

	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Foreign currency translation, beginning	$32.9	$43.2
Other comprehensive income (loss)	3.7	(49.0)
Foreign currency translation, ending	36.6	(5.8)
Interest rate swaps, beginning	—	—
Unrealized losses deferred during the period(2)	(37.8)	—
Interest rate swaps, ending	(37.8)	—
Pension, beginning	(14.8)	(1.4)
Actuarial gains (losses) deferred during the period, net of income taxes	(0.2)	—
Pension, ending	(15.0)	(1.4)
Tax receivable agreement, beginning	—	—
Unrealized (loss) gain during the period(1)	5.1	—
Tax receivable agreement, ending	5.1	—
Accumulated other comprehensive (loss) income	$(11.1)	$(7.2)
(1)	The fair value movement on the Tax Receivable Agreement attributable to our own credit risk spread is recorded in other comprehensive (loss) income.

(2)	During the three and nine months ended September 30, 2020 $2.9 and $3.4, respectively was reclassified into earnings.

(16) ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Activity in accumulated other comprehensive income (loss) is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Foreign currency translation, beginning	$43.2	$133.8	$(8.3)
Other comprehensive income (loss)	(10.3)	(90.6)	142.1
Foreign currency translation, ending	32.9	43.2	133.8
Pension, beginning	(1.4)	(0.3)	(2.2)
Actuarial (loss) gain deferred during the period, net of income taxes	(13.4)	(1.1)	1.9
Amortization of deferred losses into earnings	—	—	—
Pension, ending	(14.8)	(1.4)	(0.3)
Accumulated other comprehensive income (loss)	$18.1	$41.8	$133.5

Activity above is shown net of income taxes as of December 31, 2019, 2018 and 2017, respectively, as follows: pension actuarial losses deferred during the period: $0.1,  $0.0, and $0.0; amortization of pension deferred losses into earnings: $0.0,  $0.0, and $0.0.